NON-CURRENT ASSETS HELD FOR SALE (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	$ 3,746,218	$ 3,773,642
Non-current assets classified as held for sale	429,360	1,279
Assets classified as held for sale	429,360	1,279	[1]
Current liabilities classified as held for sale	1,972,414	1,526,284
Liabilities classified as held for sale	99,328	0
Decrease through classified as held for sale, biological assets and plants and equipment	1,099
Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	339,088	1,151
Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Cash and cash equivalents	9,852	0
Inventories	13,780	0
Current assets classified as held for sale	90,272	128
Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	17,130	0
Non Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current liabilities classified as held for sale	82,198	0
Brazil
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Assets classified as held for sale	180
Other current non-financial liabilities [member] | Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	1,040	0
Trade and other current payables [member] | Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	7,834	0
Current tax liabilities [member] | Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	3,430	0
Current lease liabilities [member] | Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current liabilities classified as held for sale	4,826	0
Non-current payables and other accounts payables [member] | Non Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current liabilities classified as held for sale	1	0
Other long-term provisions [member] | Non Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current liabilities classified as held for sale	822	0
Deferred tax liabilities [member] | Non Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current liabilities classified as held for sale	67,406	0
Non-current lease liabilities [member] | Non Current Liabilities Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current liabilities classified as held for sale	13,969	0
Current biological assets [member] | Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	59,169	0
Non-current biological assets [member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	222,654	844
Other current non-financial assets [Member] | Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	3,244	128
Trade and other current receivables [Member] | Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	2,879	0
Current tax assets [Member] | Current Assets Held for Sale [Member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Current assets classified as held for sale	1,348	0
Other non-current non-financial assets [Member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	1,869	0
Intangible assets other tan goodwill [Member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	115	0
Property, plant and equipment [member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	68,040	307
Right of use assets [Member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	17,308	$ 0
Investments accounted using the equity method [member] | Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets classified as held for sale	$ 29,102

[1]	Only ThU.S.$ 180 of the ThU.S.$ 429,360 correspond to assets other than the sale operation that will be carried out by the Brazilian companies.In 2023 there was a decrease of ThU.S.$ 1,099, mainly in biological assets and plants and equipment that were not sold and that were transferred back to their original items.